Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Consolidated profit (loss) for the year	R$ 111,229	R$ (853,058)	R$ (1,215,964)
Other comprehensive income	822,573	1,165,766	(1,190,803)
Items that will not be subsequently reclassified to the statement of income
Actuarial (losses)/gains on defined benefit plan from investments in subsidiaries	(12)	87	230
Actuarial (losses)/gains on defined benefit pension plan	(203,022)	(219,417)	92,221
Income tax and social contribution on actuarial (losses) gains on defined benefit pension plan	(1,073)	(2,619)	(64,756)
Items that will not be subsequently reclassified to the statement of income	(204,107)	(221,949)	27,695
Items that could be subsequently reclassified to the statement of income
Cumulative translation adjustments for the year	170,342	(486,890)	513,685
Change in fair value of available-for-sale assets financial assets	847,849	711,942	(969,701)
Income tax and social contribution on available-for-sale financial assets	0	0	174,128
Impairment of available-for-sale assets	0	0	555,298
Income tax and social contribution on impairment of available-for-sale assets	0	0	(33,269)
Gain on change in percentage of ownership	2,814	1,299	1,980
(Loss) gain on cash flow hedge accounting	(50,987)	1,005,968	(1,410,896)
Income tax and social contribution on (loss) gain on cash flow hedge accounting	0	0	(41,014)
Cash Flow hedge reclassified to income statement	92,140	77,444	11,439
(Loss) /gain on hedge of net investments in foreign subsidiaries	(39,893)	77,952	(20,148)
(Loss) / gain on business combination	4,415
Items that could be subsequently reclassified to the statement of income	1,026,680	1,387,715	(1,218,498)
Comprehensive income (loss) for the year	933,802	312,708	(2,406,767)
Attributable to:
Attributed to owners of the Company	832,845	231,019	(2,404,925)
Attributed to non-controlling interests	R$ 100,957	R$ 81,689	R$ (1,842)